FUTURE POLICY BENEFITS - Schedule of Future Policy Benefits in the Statements of Financial Position (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Policyholder Account Balance [Line Items]
Other contracts and VOBA liability	$ 1,682	$ 1,700
Total future policy benefits	8,863	8,011
Direct Insurance
Policyholder Account Balance [Line Items]
Future policy benefits	3,218	3,136
Deferred profit liability	58	24
Pension Risk Transfer
Policyholder Account Balance [Line Items]
Future policy benefits	3,676	2,964
Deferred profit liability	$ 229	$ 187